Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net (loss) income	$ 1,820	$ (12,547)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Goodwill impairment		13,560
Depreciation	288	277
Accretion of purchased loan discount	(321)	(97)
Amortization of purchased loan premium	26	10
Amortization of discounts and premiums on investment securities, net		8
Amortization of deferred loan origination costs (fees)	7	85
Net gain on sale of loans	(380)	(186)
Valuation adjustment of REO	19	36
Net gain (loss) on real estate owned	19	(5)
ESOP compensation expense	122	112
Net gain on sale of property & equipment	2
Earnings on bank-owned life insurance	(78)	(76)
Provision for loan losses	192	103
Origination of loans held for sale	(9,963)	(5,598)
Proceeds from loans held for sale	9,703	5,117
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	136	(72)
Prepaid expenses and other assets	118	(62)
Accrued interest payable	(7)	(1)
Accounts payable and other liabilities	6	111
Income tax (benefit)
Current	95	131
Deferred	(223)	136
Net cash provided by operating activities	1,581	1,042
Cash flows from investing activities:
Purchase of time deposits in other financial institutions		(2,500)
Maturities of time deposits in other financial institutions	1,982	7,233
Investment securities maturities, prepayments and calls:
Held to maturity	129	169
Available for sale	506	502
Purchase of FHLB stock		(16)
Proceeds from sale of property & equipment	30
Loans originated for investment, net of principal collected	(12,220)	(5,228)
Proceeds from sale of real estate owned	829	292
Additions to real estate owned	(1)	(44)
Additions to premises and equipment, net	(101)	(165)
Net cash (used) provided by investing activities	(8,846)	243
Cash flows from financing activities:
Net change in deposits	14,570	16,437
Payments by borrowers for taxes and insurance, net	38	37
Proceeds from Federal Home Loan Bank advances	51,600	23,500
Repayments on Federal Home Loan Bank advances	(49,442)	(35,488)
Treasury stock purchases	(167)	(542)
Dividends paid on common stock	(1,388)	(1,388)
Net cash provided by financing activities	15,211	2,556
Net increase in cash and cash equivalents	7,946	3,841
Beginning cash and cash equivalents	13,702	9,861
Ending cash and cash equivalents	21,648	13,702
Cash paid during the year for:
Federal income taxes	475
Interest on deposits and borrowings	2,148	3,500
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	358	304
Loans disbursed upon sales of real estate acquired through foreclosure	$ 50	$ 95